Intangible assets - Summary of intangible assets including goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 8,561	$ 9,222	$ 9,659
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	9,222	9,659
Additions to intangible assets	58	22
Disposals		(6)
Amortization for the year	(228)	(233)	(255)
Impairment losses	(62)	(206)
Transfers to assets held for sale	(426)
Other transfers	(2)
Effect of movements in exchange rates	(1)	(14)
Intangible assets and goodwill, ending balance	8,561	9,222	9,659
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,865	5,250	5,465
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,250	5,465
Additions to goodwill	0	0
Disposals		(3)
Impairment losses	(59)	(206)
Transfers to assets held for sale	(324)
Other transfers	0
Effect of movements in exchange rates	(2)	(6)
Intangible assets and goodwill, ending balance	4,865	5,250	5,465
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,666	1,677	1,680
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,677	1,680
Additions to intangible assets	0	0
Disposals		0
Amortization for the year	(4)	(3)
Impairment losses	0	0
Transfers to assets held for sale	(7)
Other transfers	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	1,666	1,677	1,680
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,707	1,955	2,132
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,955	2,132
Additions to intangible assets	0	0
Disposals		(3)
Amortization for the year	(161)	(166)
Impairment losses	(3)	0
Transfers to assets held for sale	(85)
Other transfers	0
Effect of movements in exchange rates	1	(8)
Intangible assets and goodwill, ending balance	1,707	1,955	2,132
Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	254	269	310
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	269	310
Additions to intangible assets	55	20
Disposals		0
Amortization for the year	(60)	(61)
Impairment losses	0	0
Transfers to assets held for sale	(9)
Other transfers	(1)
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	254	269	310
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	69	71	72
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	71	72
Additions to intangible assets	3	2
Disposals		0
Amortization for the year	(3)	(3)
Impairment losses	0	0
Transfers to assets held for sale	(1)
Other transfers	(1)
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	69	71	$ 72
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10,920	11,513
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	11,513
Intangible assets and goodwill, ending balance	10,920	11,513
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,097	5,456
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,456
Intangible assets and goodwill, ending balance	5,097	5,456
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,732	1,764
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,764
Intangible assets and goodwill, ending balance	1,732	1,764
Cost | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,101	3,299
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,299
Intangible assets and goodwill, ending balance	3,101	3,299
Cost | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	888	891
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	891
Intangible assets and goodwill, ending balance	888	891
Cost | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	102	103
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	103
Intangible assets and goodwill, ending balance	102	103
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,119)	(2,080)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(2,080)
Intangible assets and goodwill, ending balance	(2,119)	(2,080)
Accumulated amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated amortization | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(66)	(87)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(87)
Intangible assets and goodwill, ending balance	(66)	(87)
Accumulated amortization | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,391)	(1,344)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,344)
Intangible assets and goodwill, ending balance	(1,391)	(1,344)
Accumulated amortization | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(634)	(622)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(622)
Intangible assets and goodwill, ending balance	(634)	(622)
Accumulated amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(28)	(27)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(27)
Intangible assets and goodwill, ending balance	(28)	(27)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(240)	(211)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(211)
Intangible assets and goodwill, ending balance	(240)	(211)
Accumulated impairment losses | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(232)	(206)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(206)
Intangible assets and goodwill, ending balance	(232)	(206)
Accumulated impairment losses | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment losses | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(3)	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	(3)	0
Accumulated impairment losses | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment losses | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5)	(5)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(5)
Intangible assets and goodwill, ending balance	$ (5)	$ (5)